NOTE 10 - DEFERRED REVENUE - PARTICIPATION AGREEMENTS: Schedule of Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Deferred Revenue

Agreement #	Date of Funding	Amount Funded	Warrants	Term	ExercisePrice	RevenueShare	MinimumPaymentThreshold	Buy-backPremium %pre-18 mos.	Buy-backPremium %post 18 mos.
1	April 13, 2020	$100,000	300,000	5 Years	$0.12	1.500%	$-	40%	40%
2	April 13, 2020	150,000	450,000	5 Years	0.12	2.250%	-	40%	40%
3	April 13, 2020	150,000	450,000	5 Years	0.12	2.250%	-	40%	40%
4	May 7, 2020	250,000	750,000	5 Years	0.12	3.750%	-	40%	40%
5	June 1, 2020	275,000	825,000	5 Years	0.11	4.125%	82,500	40%	50%
6	June 3, 2020	225,000	675,000	5 Years	0.11	3.375%	67,500	40%	50%
7	July 8, 2020	100,000	300,000	5 Years	0.12	1.500%	30,000	40%	50%
8	Aug. 24, 2020	125,000	375,000	5 Years	0.12	1.875%	37,500	40%	50%
9	Sept. 14, 2020	150,000	450,000	5 Years	0.12	2.250%	45,000	40%	50%
10	Sept.15, 2020	50,000	150,000	5 Years	0.12	0.750%	15,000	40%	50%
11	Sept.15, 2020	50,000	150,000	5 Years	0.12	0.750%	15,000	40%	50%
12	Sept.25, 2020	300,000	450,000	5 Years	0.12	4.500%	420,000	40%	50%
13	Oct. 4, 2020	100,000	300,000	5 Years	0.12	1.500%	30,000	40%	50%
14	Oct. 4, 2020	250,000	750,000	5 Years	0.12	3.750%	75,000	40%	50%
15	Oct. 8, 2020	500,000	1,500,000	5 Years	0.12	7.500%	150,000	40%	50%
16	Oct. 9, 2020	50,000	150,000	5 Years	0.12	0.750%	15,000	40%	50%
17	Dec. 16, 2020	10,000	30,000	5 Years	0.12	0.150%	3,000	40%	50%
		$2,835,000	8,055,000			42.525%	$985,500